Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 12, 2013
Document Creation Date	dei_DocumentCreationDate	Feb. 26, 2013